Commitments and Continegencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Continegencies [Abstract]
Schedule of Capital Commitment	The Company had the following capital commitment at the end of the reporting period:
	As of December 31, 2024	As of June 30, 2025
	US$	US$
Contracted but not provided for	5,120	—